Alyson Saad

2nd Vice President and Counsel

Writer’s Direct Number: (205) 268-2984

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

December 2, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          Protective Life and Annuity Insurance Company

PLAIC Variable Annuity Account S

Schwab Genesis Variable Annuity NY

Filing Pursuant to Rule 497(j) for

File No. 333-240193; 811-23594

Commissioners:

On behalf of  Protective Life and Annuity Insurance Company and the PLAIC Variable Annuity Account S, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Statement of Additional Information being used in connection with the offering of the “Schwab Genesis Variable Annuity NY”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Statement of Additional Information contained in Pre- Effective Amendment No. 1 for PLAIC Variable Annuity Account S as filed with the Commission on November 24, 2020 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Alyson Saad
Alyson Saad